Average Annual Total Returns - Harbor Focused International Fund	Retirement Class One Year	Retirement Class Annualized Five Years	Retirement Class Annualized Ten Years	Retirement Class Annualized Since Inception	Retirement Class Inception Date	Institutional Class One Year	Institutional Class Annualized Five Years	Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception	Institutional Class Inception Date	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Annualized Five Years	Institutional Class After Taxes on Distributions Annualized Ten Years	Institutional Class After Taxes on Distributions Annualized Since Inception	Institutional Class After Taxes on Distributions and Sale of Fund Shares One Year	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Five Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Ten Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Since Inception	Administrative Class One Year	Administrative Class Annualized Five Years	Administrative Class Annualized Ten Years	Administrative Class Annualized Since Inception	Administrative Class Inception Date	MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees or expenses) One Year		MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees or expenses) Annualized Five Years	MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees or expenses) Annualized Ten Years	MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees or expenses) Annualized Since Inception
Total	24.02%			22.83%	Jan. 06, 2019	23.95%			22.75%	Jan. 06, 2019	23.65%			22.46%	14.53%			17.61%	23.61%			22.32%	Jan. 06, 2019	10.65%	[1]	[1]	[1]	15.40%	[1]

[1]	Since Inception return based on the inception date of the Institutional Class shares.